Equity Investments (Details 2) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended			12 Months Ended		31 Months Ended			0 Months Ended	9 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2009 COHT	Apr. 20, 2012 CRIC	Sep. 30, 2009 CRIC	Sep. 30, 2011 CRIC	Dec. 31, 2010 CRIC	Apr. 19, 2012 CRIC	Dec. 31, 2011 CRIC	Dec. 31, 2010 CRIC	Apr. 19, 2012 CRIC	Dec. 28, 2011 CRIC	Oct. 31, 2009 CRIC ADS	Apr. 20, 2012 E-House	Dec. 31, 2012 E-House	Dec. 28, 2011 E-House	Apr. 20, 2012 E-House CRIC	Dec. 28, 2011 E-House CRIC Ordinary shares	Dec. 28, 2011 E-House CRIC ADS
Marketable equity securities designated as available-for-sale
Investment value in CRIC						$ 572,000,000
Quoted closing share price (in dollars per share)						$ 4.92		$ 9.60			$ 9.60			$ 12.00
Equity interest in COHT (as a percent)				66.00%
Fair value of business sold				384,600,000
Net assets				8,000,000
Cash and cash equivalents				7,600,000
Other total assets				11,900,000
Total liabilities				11,500,000
One-time gain in connection with the Transaction				376,600,000
Amount allocated to fair value of License Agreements						187,400,000
License Agreements, period of amortization of deferred revenues						10 years
Period of time within which results of equity method earnings are recognized in arrears									3 months			3 months				3 months
Additional interest acquired										2,100,000	8,900,000
Ownership percentage										34.00%					24.90%
Impairment charge for equity method investments.	1,500,000
Amount charged to write down the investment	18,498,000	281,548,000	128,554,000				230,300,000	128,600,000
Number of ordinary shares represented by each American depositary share													1				1
Cash consideration per share for sale of investment (in dollars per share)													$ 1.75
Number of E-house shares/ADSs received for each CRIC share/ADS cancelled																			0.6	0.6
E-house's percentage of ownership in CRIC after the completion of the merger																		100.00%
Number of E-house's ordinary shares received on completion of the merger with CRIC being acquired by E-house															29.3
Proceeds from disposal of CRIC's shares	85,472,000				85,500,000
Gain recognized on fair value basis from disposal of CRIC's shares					45,300,000
Impairment charges to the carrying value of investments under cost method	$ 8,600,000